Risks and uncertainties - Schedule of Risks and Uncertainties (Details) - Customer Concentration Risk [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue [Member] | Customer A [Member]
Schedule of Risks and Uncertainties [Line Items]
Total revenue	$ 3,375,429	$ 1,765,297	$ 1,694,083
Concentration risk, percentage	50.70%	27.90%	29.10%
Revenue [Member] | Customer B [Member]
Schedule of Risks and Uncertainties [Line Items]
Total revenue			$ 866,590
Concentration risk, percentage			14.90%
Revenue [Member] | Customer C [Member]
Schedule of Risks and Uncertainties [Line Items]
Total revenue	$ 598,208	$ 846,411
Concentration risk, percentage	9.00%	13.40%
Revenue [Member] | Customer D [Member]
Schedule of Risks and Uncertainties [Line Items]
Total revenue	$ 405,740	$ 749,711
Concentration risk, percentage	6.10%	11.80%
Revenue [Member] | Customer [Member]
Schedule of Risks and Uncertainties [Line Items]
Total revenue	$ 4,379,377	$ 3,361,419	$ 2,560,673
Concentration risk, percentage	65.80%	53.10%	44.00%
Trade Receivables [Member] | Customer A [Member]
Schedule of Risks and Uncertainties [Line Items]
Trade receivables, net		$ 382,170
Concentration risk, percentage		28.90%
Trade Receivables [Member] | Customer B [Member]
Schedule of Risks and Uncertainties [Line Items]
Trade receivables, net		$ 199,748
Concentration risk, percentage		15.10%
Trade Receivables [Member] | Customer C [Member]
Schedule of Risks and Uncertainties [Line Items]
Trade receivables, net		$ 150,002
Concentration risk, percentage		11.40%
Trade Receivables [Member] | Customer D [Member]
Schedule of Risks and Uncertainties [Line Items]
Trade receivables, net	$ 381,127	$ 3,822
Concentration risk, percentage	49.20%	0.30%
Trade Receivables [Member] | Customer E [Member]
Schedule of Risks and Uncertainties [Line Items]
Trade receivables, net	$ 107,794
Concentration risk, percentage	13.90%
Trade Receivables [Member] | Customer F [Member]
Schedule of Risks and Uncertainties [Line Items]
Trade receivables, net	$ 96,947	$ 57,364
Concentration risk, percentage	12.50%	4.30%
Trade Receivables [Member] | Customer [Member]
Schedule of Risks and Uncertainties [Line Items]
Trade receivables, net	$ 585,868	$ 793,106
Concentration risk, percentage	75.60%	60.00%